Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net
8.	Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31, 2017	December 31, 2018
Cost:
Office equipment	2,501,368	10,883,248
Leasehold improvements	2,479,672	7,705,824
Total cost	4,981,040	18,589,072
Less: Accumulated depreciation	(366,978)	(4,659,530)
Property and equipment, net	4,614,062	13,929,542

Depreciation expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	Year ended December 31,
	2016	2017	2018
Cost of revenues	4,389	95,948	156,725
Research and development expenses	6,071	21,850	3,238,987
Sales and marketing expenses	2,707	92,642	417,934
General and administrative expenses	8,193	119,798	477,638
Total	21,360	330,238	4,291,284